Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

December 28, 2011

FILED VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

Re:	Professionally Managed Portfolios (the “Trust”) File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 434 to the Trust’s Registration Statement for the purpose of adding four new series: the Muzinich Short Duration High Yield Corporate Debt Fund, Muzinich U.S. High Yield Corporate Bond Fund, Muzinich Credit Opportunities Fund and the Muzinich High Income Floating Rate Fund (the “Funds”).

Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective seventy-five (75) days after filing or as soon as possible thereafter.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine Richards, Esq.
Secretary of the Trust

Enclosures